Income Tax - Summary of Charge for Current Taxation Income Tax Rates on Taxable Profit (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Taxes [Line Items]
Income tax rates	8.90%	10.30%	12.50%
Malta
Disclosure Of Income Taxes [Line Items]
Income tax rates	5.00%	35.00%	30.00%
Cayman
Disclosure Of Income Taxes [Line Items]
Income tax rates	0.00%
United Kingdom
Disclosure Of Income Taxes [Line Items]
Income tax rates	0.00%
Brazil
Disclosure Of Income Taxes [Line Items]
Income tax rates	34.00%
Colombia
Disclosure Of Income Taxes [Line Items]
Income tax rates	31.00%
Ecuador
Disclosure Of Income Taxes [Line Items]
Income tax rates	2.00%
Uruguay
Disclosure Of Income Taxes [Line Items]
Income tax rates	25.00%
Panama
Disclosure Of Income Taxes [Line Items]
Income tax rates	25.00%
Paraguay
Disclosure Of Income Taxes [Line Items]
Income tax rates	10.00%
Dominican Republic
Disclosure Of Income Taxes [Line Items]
Income tax rates	27.00%
Israel
Disclosure Of Income Taxes [Line Items]
Income tax rates	23.00%
Mexico
Disclosure Of Income Taxes [Line Items]
Income tax rates	30.00%
India
Disclosure Of Income Taxes [Line Items]
Income tax rates	25.00%
Peru
Disclosure Of Income Taxes [Line Items]
Income tax rates	30.00%
Morocco
Disclosure Of Income Taxes [Line Items]
Income tax rates	31.00%
Egypt
Disclosure Of Income Taxes [Line Items]
Income tax rates	23.00%
South Africa
Disclosure Of Income Taxes [Line Items]
Income tax rates	28.00%
Nigeria
Disclosure Of Income Taxes [Line Items]
Income tax rates	0.00%
Indonesia
Disclosure Of Income Taxes [Line Items]
Income tax rates	22.00%
Bottom of Range | Argentina
Disclosure Of Income Taxes [Line Items]
Income tax rates	25.00%
Bottom of Range | Chile
Disclosure Of Income Taxes [Line Items]
Income tax rates	27.00%
Top of Range | Argentina
Disclosure Of Income Taxes [Line Items]
Income tax rates	35.00%
Top of Range | Chile
Disclosure Of Income Taxes [Line Items]
Income tax rates	10.00%